Share-based compensation - Share options granted (Details)	12 Months Ended
	Sep. 30, 2025 Options $ / shares	Sep. 30, 2025 Options £ / shares	Sep. 30, 2024 Options $ / shares	Sep. 30, 2024 Options £ / shares	Sep. 30, 2023 Options £ / shares
Share-based compensation
Outstanding at beginning of period (in shares)	125,035	125,035	252,136	252,136	320,193
Forfeited/lapsed during the period (in shares)	(165)	(165)	(19,416)	(19,416)	(566)
Exercised during the period (in shares)	(61,945)	(61,945)	(107,685)	(107,685)	(67,491)
Outstanding at end of period (in shares)	62,925	62,925	125,035	125,035	252,136
Exercisable at end of period (in shares)	45,095	45,095	92,205	92,205	67,971
Outstanding at beginning of period (in dollars per share) | (per share)	$ 0.0025	£ 0.0025		£ 0.0025	£ 0.0025
Forfeited/lapsed during the period (in dollars per share) | (per share)	0.0025			0.0025	0.0025
Outstanding at end of period (in dollars per share) | (per share)	$ 0.0025	£ 0.0025	$ 0.0025	£ 0.0025	£ 0.0025